Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions
25.	Related Party Transactions

The Group had no material transactions with related parties for the year ended December 31, 2018, 2019 and 2020, and no material related parties’ balances as of December 31, 2020.